UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
321 Henderson Receivables I LLC, Series 2012-1A, Class A, 4.21%, 2/16/65 (a)	USD 2,868	$2,920,715
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (a)(b)	9,000	8,392,500
SLM Student Loan Trust, Series 2004-B, Class A2, 0.47%, 6/15/21 (b)	4,466	4,389,053
Total Asset-Backed Securities – 1.0%		15,702,268

Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc., 4.25%, 1/15/16 (a)	1,390	1,442,125
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	1,430	1,558,700
7.13%, 3/15/21	2,000	2,200,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	3,418	3,691,440

		8,892,265
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21	755	785,500
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B 9.25%, 11/10/18	3,339	3,689,702
Series 2012-3, Class C 6.13%, 4/29/18	2,040	2,070,600
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 1/02/23	3,582	3,931,352

		10,477,154
Auto Components — 1.3%
Delphi Corp.:
6.13%, 5/15/21	870	950,475
5.00%, 2/15/23	2,975	3,094,000
Ford Motor Co., 7.45%, 7/16/31	3,660	4,512,959
Icahn Enterprises LP, 8.00%, 1/15/18	9,200	9,717,500
Schaeffler Finance BV, 4.75%, 5/15/21 (a)	2,470	2,395,900

		20,670,834
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17	3,375	3,347,197
Constellation Brands, Inc., 7.25%, 5/15/17	6,615	7,541,100

		10,888,297
Building Products — 0.5%
Building Materials Corp. of America (a):
7.00%, 2/15/20	1,430	1,530,100
6.75%, 5/01/21	3,600	3,852,000
Cemex SAB de CV, 5.88%, 3/25/19 (a)	440	440,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20	1,030	1,096,950
Texas Industries, Inc., 9.25%, 8/15/20	1,342	1,461,103

		8,380,153
Capital Markets — 4.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	10,000	11,477,330
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (a)(c)	2,800	2,943,836
The Goldman Sachs Group, Inc. (c):
6.25%, 9/01/17	625	712,822
6.15%, 4/01/18	1,650	1,880,251
7.50%, 2/15/19	5,165	6,232,239
5.25%, 7/27/21	1,175	1,267,530
5.75%, 1/24/22	5,500	6,121,582
6.25%, 2/01/41	15,000	17,062,470
KCG Holdings, Inc., 8.25%, 6/15/18 (a)	773	751,743
Morgan Stanley:
0.75%, 10/15/15 (b)	1,325	1,310,149
5.63%, 9/23/19 (c)	6,770	7,494,106
5.75%, 1/25/21 (c)	5,495	6,113,275
5.50%, 7/28/21	2,695	2,950,866
UBS AG (c):
2.25%, 1/28/14	3,170	3,199,278
5.88%, 7/15/16	5,025	5,566,002

		75,083,479
Chemicals — 3.3%
Agrium, Inc., 4.90%, 6/01/43	5,000	4,655,740
Ashland, Inc., 3.88%, 4/15/18 (a)	1,745	1,758,088
Axiall Corp., 4.88%, 5/15/23 (a)	367	348,650
Basell Finance Co. BV, 8.10%, 3/15/27 (a)	6,000	7,741,386
Celanese US Holdings LLC, 5.88%, 6/15/21	2,615	2,745,750
CF Industries, Inc., 4.95%, 6/01/43	3,775	3,532,301
Chemtura Corp., 5.75%, 7/15/21	632	628,840
Huntsman International LLC:
4.88%, 11/15/20	1,385	1,371,150
8.63%, 3/15/21 (c)	2,000	2,255,000
INEOS Finance PLC (a):
8.38%, 2/15/19	255	279,863

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
INEOS Finance PLC (a) (concluded):
7.50%, 5/01/20	USD	2,080	$2,236,000
Linde Finance BV, 7.38%, 7/14/66 (b)	EUR	2,086	3,167,954
LSB Industries, Inc., 7.75%, 8/01/19 (a)(d)	USD	875	875,000
LyondellBasell Industries NV, 5.75%, 4/15/24 (c)		6,370	7,141,203
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)		2,277	2,277,000
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		990	992,475
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		885	876,150
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (a)		1,450	1,446,375
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		7,556	7,669,340
Tronox Finance LLC, 6.38%, 8/15/20 (a)		737	705,678
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		617	639,366

			53,343,309
Commercial Banks — 4.7%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)		3,000	3,200,100
Associated Banc-Corp, 5.13%, 3/28/16 (c)		7,430	7,988,944
Branch Banking & Trust Co. (b):
0.59%, 9/13/16 (c)		3,750	3,695,258
0.56%, 5/23/17		2,250	2,204,163
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,703,500
5.25%, 3/15/18		4,030	4,281,875
6.63%, 4/01/18 (a)		335	370,175
5.50%, 2/15/19 (a)		5,147	5,397,916
City National Corp., 5.25%, 9/15/20 (c)		2,900	3,123,558
Discover Bank, 8.70%, 11/18/19		748	957,377
Fifth Third Bancorp, 5.10% (b)(e)		5,000	4,725,000
HSBC Finance Corp., 6.68%, 1/15/21 (c)		5,150	5,823,131
Rabobank Nederland, 3.95%, 11/09/22 (c)		3,775	3,626,344
Regions Financial Corp., 5.75%, 6/15/15		6,110	6,559,348
RESPARCS Funding LP I, 8.00% (e)		4,000	788,000
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,750	3,859,065
SpareBank 1 Boligkreditt SA, 1.25%, 5/02/19 (a)		4,275	4,098,015
SVB Financial Group, 5.38%, 9/15/20 (c)		2,850	3,109,991
Wachovia Bank NA, 6.60%, 1/15/38 (c)		3,620	4,446,663
Wells Fargo & Co., 3.45%, 2/13/23 (c)		2,325	2,225,741

			75,184,164
Commercial Services & Supplies — 3.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		1,003	1,055,658
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		31,000	34,394,841
6.75%, 4/06/21		7,850	8,395,960
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,309,824
The Hertz Corp., 4.25%, 4/01/18 (a)		983	979,314
Mobile Mini, Inc., 7.88%, 12/01/20		930	1,013,700
UR Merger Sub Corp.:
5.75%, 7/15/18		793	848,510
7.38%, 5/15/20		2,025	2,232,562
7.63%, 4/15/22		1,853	2,066,095
West Corp., 8.63%, 10/01/18		2,287	2,487,112

			55,783,576
Communications Equipment — 0.9%
Avaya, Inc., 10.50%, 3/01/21 (a)(c)		2,628	2,016,990
Brocade Communications Systems, Inc., 6.88%, 1/15/20		8,695	9,238,437
CommScope, Inc., 8.25%, 1/15/19 (a)		886	972,385
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,400	2,640,000

			14,867,812
Computers & Peripherals — 0.1%
NetApp, Inc., 2.00%, 12/15/17		1,450	1,422,486
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		673	676,365
Weekley Homes LLC, 6.00%, 2/01/23 (a)		825	825,000

			1,501,365
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		7,300	8,176,000
11.00%, 4/15/20		2,740	3,294,850
7.50%, 7/15/20 (a)		2,905	3,079,300

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials (concluded)
Vulcan Materials Co., 7.00%, 6/15/18	USD	1,380	$1,531,800

			16,081,950
Consumer Finance — 4.7%
Capital One Bank USA NA, 3.38%, 2/15/23		11,610	10,966,191
Countrywide Financial Corp., 6.25%, 5/15/16 (c)		8,069	8,865,354
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)		11,550	11,927,165
Discover Financial Services, 3.85%, 11/21/22		3,252	3,106,226
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)		2,550	2,524,270
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,692,720
5.88%, 8/02/21		9,420	10,445,819
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		5,620	5,915,050
SLM Corp.:
3.88%, 9/10/15		5,000	5,093,750
6.25%, 1/25/16		11,620	12,375,300

			75,911,845
Containers & Packaging — 1.5%
Ally Financial, Inc., 4.50%, 2/11/14		3,900	3,946,800
Ardagh Packaging Finance PLC (a):
7.38%, 10/15/17		410	436,650
9.13%, 10/15/20		1,130	1,226,050
7.00%, 11/15/20		228	224,580
Ball Corp., 6.75%, 9/15/20		7,360	7,967,200
Bemis Co., Inc., 6.80%, 8/01/19		200	236,432
Cascades, Inc., 7.75%, 12/15/17		447	469,350
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,323,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		557	519,403
Graphic Packaging International, Inc., 4.75%, 4/15/21		1,285	1,243,237
Sealed Air Corp. (a):
6.50%, 12/01/20		2,330	2,516,400
8.38%, 9/15/21		700	794,500
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)		1,740	1,735,650

			24,639,752
Diversified Consumer Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19 (a)		2,600	2,535,000
Rent-A-Center, Inc., 4.75%, 5/01/21 (a)		1,769	1,689,395
Service Corp. International, 4.50%, 11/15/20		4,382	4,228,630

			8,453,025
Diversified Financial Services — 9.2%
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,143,693
Ally Financial, Inc.:
8.30%, 2/12/15		5,290	5,706,587
8.00%, 11/01/31		5,240	6,340,400
Bank of America Corp.:
3.75%, 7/12/16 (c)		5,525	5,840,571
5.30%, 3/15/17 (c)		13,440	14,696,653
5.00%, 5/13/21 (c)		17,100	18,381,440
5.70%, 1/24/22		2,590	2,908,925
4.10%, 7/24/23		3,220	3,221,710
Citigroup, Inc. (c):
4.45%, 1/10/17		4,800	5,177,822
8.50%, 5/22/19		464	591,982
DPL, Inc.:
6.50%, 10/15/16		955	1,012,300
7.25%, 10/15/21		2,685	2,778,975
General Electric Capital Corp., 5.25% (b)(e)		3,000	2,842,500
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,895,500
4.25%, 5/15/23 (a)		1,681	1,613,760
ING Bank NV, 5.00%, 6/09/21 (a)(c)		8,000	8,593,152
ING US, Inc., 5.65%, 5/15/53 (a)(b)		4,750	4,465,000
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,403,005
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		2,105	2,126,050
Jefferies Group LLC, 5.13%, 1/20/23		1,850	1,872,322
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		2,149	2,149,000
JPMorgan Chase & Co., 6.00% (b)(e)		5,000	4,918,750
LeasePlan Corp. NV, 3.00%, 10/23/17 (a)(c)		6,775	6,783,130
Macquarie Bank Ltd., 5.00%, 2/22/17 (a)(c)		2,325	2,506,118
Moody’s Corp., 6.06%, 9/07/17		20,000	21,028,680
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,588	1,695,190
9.00%, 4/15/19		110	114,400
7.88%, 8/15/19		2,480	2,728,000
9.88%, 8/15/19		585	631,800
5.75%, 10/15/20		4,620	4,700,850
6.88%, 2/15/21		365	388,269

			147,256,534

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 3.4%
AT&T, Inc., 6.30%, 1/15/38 (c)	USD	12,000	$13,517,832
CenturyLink, Inc., Series V, 5.63%, 4/01/20		1,660	1,697,350
Level 3 Financing, Inc.:
8.13%, 7/01/19		11,171	12,120,535
8.63%, 7/15/20		2,240	2,464,000
Telecom Italia Capital SA, 6.18%, 6/18/14		2,177	2,248,597
Telefonica Emisiones SAU:
3.19%, 4/27/18		6,550	6,470,667
4.57%, 4/27/23		3,450	3,335,736
Verizon Communications, Inc., 7.35%, 4/01/39 (c)		7,825	10,001,234
Windstream Corp., 7.88%, 11/01/17		2,280	2,547,900

			54,403,851
Electric Utilities — 3.7%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,783,535
Dominion Resources, Inc., 8.88%, 1/15/19 (c)		8,000	10,461,192
Duke Energy Corp., 3.55%, 9/15/21 (c)		3,650	3,690,168
Great Plains Energy, Inc., 5.29%, 6/15/22		5,550	6,070,202
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		1,387	1,539,177
Nisource Finance Corp., 6.40%, 3/15/18		3,580	4,194,410
Oncor Electric Delivery Co. LLC (c):
4.10%, 6/01/22		4,150	4,342,797
5.30%, 6/01/42		2,750	2,947,612
Progress Energy, Inc., 7.00%, 10/30/31 (c)		12,000	14,628,360

			58,657,453
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		2,385	2,390,963
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	3,074,500
Energy Equipment & Services — 4.1%
Atwood Oceanics, Inc., 6.50%, 2/01/20		375	399,375
CGG Veritas, 6.50%, 6/01/21		2,390	2,449,750
Dynegy, Inc., 5.88%, 6/01/23 (a)		1,141	1,083,950
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	10,909,563
Ensco PLC, 4.70%, 3/15/21 (c)		6,640	7,116,181
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		1,639	1,786,510
Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, 2/15/21		293	289,338
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		2,591	2,636,342
MEG Energy Corp. (a):
6.50%, 3/15/21		3,652	3,725,040
6.38%, 1/30/23		325	325,000
Oil States International, Inc.:
6.50%, 6/01/19		2,155	2,305,850
5.13%, 1/15/23 (a)		2,385	2,623,500
Parker Drilling Co., 7.50%, 8/01/20 (a)		1,255	1,255,000
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	2,583,858
6.25%, 11/15/21		2,503	2,452,940
Precision Drilling Corp., 6.50%, 12/15/21		865	912,575
Seadrill Ltd., 5.63%, 9/15/17 (a)		6,254	6,285,270
Tervita Corp., 8.00%, 11/15/18 (a)		1,588	1,645,565
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,295,290
6.50%, 11/15/20		3,795	4,267,978
6.38%, 12/15/21		4,655	5,252,702
6.80%, 3/15/38		3,300	3,616,767

			65,218,344
Food & Staples Retailing — 0.6%
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)		2,600	2,678,000
Rite Aid Corp., 6.75%, 6/15/21 (a)		1,170	1,172,925
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (c)		5,150	5,706,040

			9,556,965
Food Products — 1.8%
Kellogg Co., 7.45%, 4/01/31		5,000	6,435,530
Kraft Foods Group, Inc., 5.00%, 6/04/42		5,000	5,057,200
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,207,675
6.13%, 8/23/18		4,840	5,659,630
Pinnacle Foods Finance LLC, 4.88%, 5/01/21 (a)		917	859,687
Post Holdings, Inc., 7.38%, 2/15/22		3,068	3,290,430
Sun Merger Sub, Inc. (a):
5.25%, 8/01/18		1,389	1,392,472
5.88%, 8/01/21		715	716,788

			28,619,412
Gas Utilities — 0.4%
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,991,038

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Gas Utilities (concluded)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	USD	1,575	$1,701,000
Targa Resources Partners LP, 7.88%, 10/15/18		2,355	2,543,400

			7,235,438
Health Care Equipment & Supplies — 0.7%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		8,000	8,880,000
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,759,600

			10,639,600
Health Care Providers & Services — 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		1,550	1,666,250
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,620	1,652,400
HCA, Inc.:
8.50%, 4/15/19		665	719,863
6.50%, 2/15/20		7,876	8,673,445
7.88%, 2/15/20		135	146,559
7.25%, 9/15/20		11,347	12,410,781
INC Research LLC, 11.50%, 7/15/19 (a)		2,009	2,139,585
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		1,530	1,583,550
Tenet Healthcare Corp.:
6.25%, 11/01/18		3,162	3,383,340
4.50%, 4/01/21 (a)		304	283,480
4.38%, 10/01/21 (a)		7,335	6,748,200
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		10,000	12,691,700

			52,099,153
Health Care Technology — 0.4%
Amgen, Inc., 5.15%, 11/15/41 (c)		6,500	6,446,999
Hotels, Restaurants & Leisure — 0.5%
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (a)		795	743,325
Diamond Resorts Corp., 12.00%, 8/15/18		451	503,993
MCE Finance Ltd., 5.00%, 2/15/21 (a)		3,895	3,719,725
PNK Finance Corp., 6.38%, 8/01/21 (a)(d)		949	956,117
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,718	1,679,345

			7,602,505
Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,510,575
Brookfield Residential Properties, Inc. /Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		1,647	1,684,058
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		3,675	3,959,812
KB Home, 7.25%, 6/15/18		1,990	2,174,075
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,474,787
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		1,537	1,479,363

			15,282,670
Household Products — 0.1%
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20		810	860,625
6.63%, 11/15/22		1,110	1,187,700

			2,048,325
Independent Power Producers & Energy Traders — 1.0%
Calpine Corp., 7.50%, 2/15/21 (a)		315	337,050
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		9,380	10,153,850
GenOn REMA LLC, Series C, 9.68%, 7/02/26		1,690	1,774,500
Laredo Petroleum, Inc.:
9.50%, 2/15/19		965	1,071,150
7.38%, 5/01/22		900	949,500
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,912,547

			16,198,597
Insurance — 5.6%
AIG Life Holdings, Inc., 8.50%, 7/01/30		500	648,750
Alliant Holdings I, Inc., 7.88%, 12/15/20 (a)		1,204	1,228,080
American International Group, Inc.:
3.80%, 3/22/17 (c)		5,070	5,376,755
8.25%, 8/15/18 (c)		2,125	2,658,806
6.40%, 12/15/20 (c)		8,710	10,278,427
8.18%, 5/15/68 (b)		3,755	4,590,488
Aon Corp., 5.00%, 9/30/20 (c)		7,700	8,438,553
Aon PLC, 4.25%, 12/12/42		6,500	5,614,811
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		3,400	3,800,255
Genworth Financial, Inc., 7.63%, 9/24/21		2,880	3,456,127
Manulife Financial Corp., 4.90%, 9/17/20 (c)		10,425	11,286,970
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		1,455	1,491,375
Principal Financial Group, Inc., 8.88%, 5/15/19 (c)		2,825	3,691,984

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	USD 10,000	$12,215,030
QBE Insurance Group Ltd., 2.40%, 5/01/18 (a)(c)	3,250	3,155,799
XL Group Ltd., 5.75%, 10/01/21 (c)	10,085	11,533,619

		89,465,829
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20	357	353,430
VeriSign, Inc., 4.63%, 5/01/23 (a)	1,425	1,368,000

		1,721,430
IT Services — 1.6%
Ceridian Corp. (a):
8.88%, 7/15/19	9,845	11,149,462
11.00%, 3/15/21	2,158	2,470,910
Epicor Software Corp., 8.63%, 5/01/19	2,400	2,544,000
First Data Corp. (a):
7.38%, 6/15/19 (c)	3,155	3,312,750
6.75%, 11/01/20	2,720	2,839,000
SunGard Data Systems, Inc., 7.38%, 11/15/18	2,460	2,607,600

		24,923,722
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	12,000	12,548,112
Life Technologies Corp., 6.00%, 3/01/20 (c)	12,000	13,601,820

		26,149,932
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21	1,599	1,634,978
Media — 8.1%
A&E Television Networks LLC, 3.11%, 8/22/19	5,000	5,006,250
AMC Networks, Inc.:
7.75%, 7/15/21	1,330	1,489,600
4.75%, 12/15/22	685	664,450
Cinemark USA, Inc., 5.13%, 12/15/22	349	336,349
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22	2,758	2,854,530
6.50%, 11/15/22	7,447	7,782,115
Cox Communications, Inc., 8.38%, 3/01/39 (a)(c)	10,000	12,950,260
CSC Holdings LLC, 8.63%, 2/15/19	4,005	4,685,850
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)	8,575	9,030,941
DISH DBS Corp., 7.00%, 10/01/13	5,000	5,040,000
Intelsat Jackson Holdings SA:
7.25%, 4/01/19	710	767,688
5.50%, 8/01/23 (a)	5,031	4,829,760
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23	6,025	5,689,793
Lynx I Corp., 5.38%, 4/15/21 (a)	1,394	1,411,425
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (a)	1,471	1,482,033
NBCUniversal Enterprise, Inc., 5.25% (a)(e)	5,600	5,509,700
The New York Times Co., 6.63%, 12/15/16	1,725	1,904,003
News America, Inc., 6.15%, 3/01/37 (c)	9,575	10,614,634
Sirius XM Radio, Inc. (a):
4.25%, 5/15/20	2,300	2,139,000
4.63%, 5/15/23	1,129	1,038,680
Time Warner Cable, Inc., 6.75%, 6/15/39 (c)	11,600	11,234,333
Time Warner, Inc., 7.70%, 5/01/32 (c)	12,000	15,589,044
Unitymedia Hessen GmbH & Co. KG (a):
7.50%, 3/15/19	3,530	3,812,400
5.50%, 1/15/23	1,000	972,500
Univision Communications, Inc., 5.13%, 5/15/23 (a)	4,793	4,697,140
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	7,750	8,079,375

		129,611,853
Metals & Mining — 4.0%
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22	5,000	3,982,775
ArcelorMittal:
9.50%, 2/15/15	1,623	1,785,300
4.25%, 2/25/15	711	731,441
4.25%, 8/05/15	1,325	1,364,750
4.25%, 3/01/16	725	744,938
5.00%, 2/25/17	885	911,550
6.13%, 6/01/18	2,575	2,703,750
Barrick Gold Corp.:
2.90%, 5/30/16 (c)	3,625	3,605,904
4.10%, 5/01/23 (a)	5,000	4,252,540
Commercial Metals Co., 4.88%, 5/15/23	2,194	2,040,420
FMG Resources August 2006 Property Ltd. (a)(c):
6.38%, 2/01/16	5,485	5,567,275
6.00%, 4/01/17	6,552	6,552,000
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22	4,700	4,246,779
3.88%, 3/15/23 (a)	8,900	8,052,008
Freeport-McMoRan Corp., 7.13%, 11/01/27	8,500	9,368,572

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
New Gold, Inc., 6.25%, 11/15/22 (a)	USD 1,795	$1,705,250
Novelis, Inc.:
8.38%, 12/15/17	1,130	1,217,575
8.75%, 12/15/20	3,285	3,621,712
Steel Dynamics, Inc. (a):
6.38%, 8/15/22	1,430	1,501,500
5.25%, 4/15/23	163	159,740

		64,115,779
Multi-Utilities — 1.4%
CenterPoint Energy, Inc. (c):
5.95%, 2/01/17	9,000	10,244,025
6.50%, 5/01/18	9,675	11,493,310

		21,737,335
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17	3,230	3,420,806
Dufry Finance SCA, 5.50%, 10/15/20 (a)	3,460	3,547,033

		6,967,839
Oil, Gas & Consumable Fuels — 14.9%
Access Midstream Partners LP:
5.88%, 4/15/21	2,000	2,060,000
6.13%, 7/15/22	1,600	1,676,000
Anadarko Petroleum Corp., 6.38%, 9/15/17	75	87,430
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)	656	665,840
Berry Petroleum Co., 6.38%, 9/15/22	3,207	3,271,140
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	245	251,125
BP Capital Markets PLC (c):
5.25%, 11/07/13	2,100	2,126,544
3.20%, 3/11/16	2,800	2,955,053
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,600	1,672,000
Chesapeake Energy Corp.:
7.25%, 12/15/18	2,470	2,784,925
6.63%, 8/15/20 (c)	1,500	1,627,500
6.13%, 2/15/21 (c)	1,565	1,658,900
5.75%, 3/15/23	2,615	2,634,612
Concho Resources, Inc.:
6.50%, 1/15/22	562	601,340
5.50%, 10/01/22	226	227,413
5.50%, 4/01/23	221	220,448
CONSOL Energy, Inc.:
8.25%, 4/01/20	355	382,513
6.38%, 3/01/21	1,520	1,539,000
Continental Resources, Inc.:
5.00%, 9/15/22	1,307	1,313,535
4.50%, 4/15/23	469	456,103
DCP Midstream LLC, 4.75%, 9/30/21 (a)	1,074	1,103,663
DCP Midstream Operating LP, 3.88%, 3/15/23	2,690	2,517,211
Denbury Resources, Inc., 4.63%, 7/15/23	2,572	2,353,380
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)	3,136	3,190,880
El Paso Corp., 7.75%, 1/15/32	4,537	4,820,522
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	5,075	5,908,401
5.00%, 10/01/21	1,850	1,994,690
Enbridge Energy Partners LP, 9.88%, 3/01/19	6,000	7,902,648
Energy Transfer Partners LP, 6.50%, 2/01/42	2,340	2,570,630
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	3,465	3,638,250
Enterprise Products Operating LLC, 6.50%, 1/31/19 (c)	12,000	14,296,380
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19	3,833	4,101,310
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)	2,525	2,663,875
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (c)	12,000	14,286,612
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19	3,145	3,451,637
5.50%, 2/01/22 (a)	540	538,650
Linn Energy LLC:
6.25%, 11/01/19 (a)	3,340	3,139,600
8.63%, 4/15/20	480	499,200
7.75%, 2/01/21	475	479,750
Marathon Petroleum Corp., 3.50%, 3/01/16	4,600	4,858,088
MarkWest Energy Partners LP, 6.25%, 6/15/22	1,369	1,464,830
Memorial Production Partners LP/ Memorial Production Finance Corp., 7.63%, 5/01/21	885	858,450
Newfield Exploration Co., 6.88%, 2/01/20	1,965	2,092,725
Nexen, Inc., 6.40%, 5/15/37 (c)	4,615	5,106,304
Oasis Petroleum, Inc.:
7.25%, 2/01/19	915	976,762
6.50%, 11/01/21	1,025	1,086,500
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/01/22 (a)(d)	3,623	3,615,754
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)	963	965,407
ONEOK Partners LP, 8.63%, 3/01/19	10,000	12,694,900

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Pacific Drilling SA, 5.38%, 6/01/20 (a)		USD 1,537	$1,506,260
PBF Holding Co. LLC, 8.25%, 2/15/20		233	238,825
PDC Energy, Inc., 7.75%, 10/15/22 (a)		1,225	1,298,500
Petrobras International Finance Co.:
3.88%, 1/27/16 (c)		12,550	12,948,111
5.38%, 1/27/21		3,385	3,370,901
Petrohawk Energy Corp., 10.50%, 8/01/14 (c)		2,080	2,186,600
Petroleos Mexicanos, 4.88%, 1/18/24 (a)		2,000	2,020,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		1,770	1,933,725
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,958,295
Premier Oil PLC, 5.00%, 6/09/18		11,500	11,500,000
Range Resources Corp.:
6.75%, 8/01/20		1,760	1,900,800
5.75%, 6/01/21		1,018	1,076,535
5.00%, 8/15/22		107	108,070
RKI Exploration & Production LLC / RKI Finance Corp., 8.50%, 8/01/21 (a)		1,035	1,050,525
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,448,000
Ruby Pipeline LLC, 6.00%, 4/01/22 (a)		10,000	10,823,580
Sabine Pass Liquefaction LLC (a):
5.63%, 2/01/21		7,393	7,291,346
5.63%, 4/15/23		1,947	1,898,325
Sabine Pass LNG LP:
7.50%, 11/30/16		5,965	6,561,500
6.50%, 11/01/20 (a)		1,920	1,996,800
SandRidge Energy, Inc.:
8.75%, 1/15/20		139	145,950
7.50%, 2/15/23		1,541	1,510,180
SM Energy Co.:
6.63%, 2/15/19		903	957,180
6.50%, 11/15/21		1,160	1,229,600
6.50%, 1/01/23		577	611,620
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		1,614	1,646,280
Targa Resources Partners LP, 6.88%, 2/01/21		1,265	1,356,712
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16		2,802	3,241,900
Tesoro Corp., 5.38%, 10/01/22		800	792,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.13%, 10/15/21 (a)		1,120	1,127,000
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,548,725
Western Refining, Inc., 6.25%, 4/01/21		594	585,090
The Williams Cos., Inc., 8.75%, 3/15/32		2,478	3,142,434

			238,399,799
Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		1,473	1,561,380
Boise Paper Holdings LLC:
9.00%, 11/01/17		415	438,344
8.00%, 4/01/20		1,625	1,746,875
Clearwater Paper Corp., 4.50%, 2/01/23		532	502,740
International Paper Co. (c):
7.50%, 8/15/21		9,675	12,023,113
8.70%, 6/15/38		4,000	5,460,504
7.30%, 11/15/39		10,000	12,608,580
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,343,000
Mercer International, Inc., 9.50%, 12/01/17		1,750	1,855,000

			38,539,536
Pharmaceuticals — 2.6%
AbbVie, Inc., 2.90%, 11/06/22 (a)(c)		5,675	5,393,265
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22 (c)		7,520	7,178,133
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	400	595,332
Merck & Co., Inc., 6.50%, 12/01/33 (c)		USD 6,420	8,233,714
Mylan, Inc., 6.00%, 11/15/18 (a)		3,250	3,515,050
Roche Holdings, Inc., 7.00%, 3/01/39 (a)(c)		6,130	8,299,995
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		417	431,595
6.38%, 10/15/20		2,355	2,431,538
VPII Escrow Corp., 6.75%, 8/15/18 (a)		5,585	5,892,175

			41,970,797
Professional Services — 0.4%
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,798,116
Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		10,000	11,622,610
Developers Diversified Realty Corp.:
4.75%, 4/15/18		2,140	2,323,156

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Developers Diversified Realty Corp. (concluded):
7.88%, 9/01/20	USD	2,650	$3,269,051
ERP Operating LP, 5.75%, 6/15/17 (c)		10,000	11,330,570
Felcor Lodging LP, 5.63%, 3/01/23		999	974,025
HCP, Inc., 5.38%, 2/01/21 (c)		3,450	3,792,758
Host Hotels & Resorts LP, 3.75%, 10/15/23		3,600	3,340,933
UDR, Inc., 4.25%, 6/01/18		5,225	5,566,490
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		3,835	4,035,793

			46,255,386
Real Estate Management & Development — 0.6%
Lennar Corp., 5.00%, 11/15/22 (a)		1,805	1,732,800
Realogy Corp. (a):
3.38%, 5/01/16		1,958	1,958,000
7.88%, 2/15/19 (c)		2,094	2,271,990
7.63%, 1/15/20 (c)		2,085	2,329,988
Shea Homes LP, 8.63%, 5/15/19		1,625	1,787,500

			10,080,278
Road & Rail — 1.4%
The Hertz Corp.:
6.75%, 4/15/19		1,167	1,257,442
5.88%, 10/15/20		925	975,875
7.38%, 1/15/21		310	341,000
6.25%, 10/15/22		1,560	1,653,600
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		17,200	18,568,054

			22,795,971
Semiconductors & Semiconductor Equipment — 0.5%
KLA-Tencor Corp., 6.90%, 5/01/18		5,515	6,479,187
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		1,655	1,700,513

			8,179,700
Software — 0.7%
IAC/InterActiveCorp, 4.75%, 12/15/22		2,461	2,325,645
Infor US, Inc., 9.38%, 4/01/19		2,190	2,447,325
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,435	4,324,125
Symantec Corp., 2.75%, 6/15/17		2,050	2,076,404

			11,173,499
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		6,125	6,959,531
Limited Brands, Inc., 7.00%, 5/01/20		3,050	3,404,562
New Academy Finance Co., 8.00%, 6/15/18 (a)(f)		485	499,550
QVC, Inc., 7.38%, 10/15/20 (a)		355	387,601
Sally Holdings LLC, 6.88%, 11/15/19		2,015	2,206,425
VF Corp., 5.95%, 11/01/17 (c)		5,000	5,778,565

			19,236,234
Textiles, Apparel & Luxury Goods — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (a)		1,674	1,674,000
Tobacco — 2.1%
Altria Group, Inc., 10.20%, 2/06/39 (c)		13,392	20,630,122
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		4,250	4,157,877
Lorillard Tobacco Co., 3.50%, 8/04/16		8,375	8,752,243

			33,540,242
Trading Companies & Distributors — 0.7%
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (a):
6.13%, 11/30/21		4,000	3,990,000
5.25%, 5/30/25		3,000	2,985,000
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (a)		3,549	3,531,274

			10,506,274
Transportation Infrastructure — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. (a):
3.75%, 5/11/17		10,500	10,914,487
4.88%, 7/11/22		5,550	5,642,985

			16,557,472
Wireless Telecommunication Services — 5.0%
America Movil SAB de CV (c):
2.38%, 9/08/16		12,495	12,825,693
3.13%, 7/16/22		1,275	1,187,810
American Tower Corp.:
4.50%, 1/15/18		6,500	6,910,774
5.05%, 9/01/20		500	518,221
5.90%, 11/01/21		3,770	4,145,141
Crown Castle International Corp., 5.25%, 1/15/23		1,880	1,809,500
Crown Castle Towers LLC (a):
5.50%, 1/15/37		4,000	4,368,536
4.17%, 8/15/37		3,000	3,163,731
6.11%, 1/15/40		4,555	5,172,212
Digicel Group Ltd. (a):
8.25%, 9/30/20		3,440	3,698,000
6.00%, 4/15/21		1,285	1,259,300
SBA Tower Trust, 5.10%, 4/15/42 (a)		13,975	15,283,815

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Softbank Corp., 4.50%, 4/15/20 (a)	USD 2,265	$2,191,387
Sprint Capital Corp., 6.88%, 11/15/28	1,310	1,205,200
Sprint Nextel Corp. (a):
9.00%, 11/15/18	5,290	6,268,650
7.00%, 3/01/20	9,302	10,139,180

		80,147,150
Total Corporate Bonds – 118.5%		1,899,495,926

Preferred Securities
Capital Trusts
Capital Markets — 3.5%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)(c)	3,000	3,307,500
The Bank of New York Mellon Corp., Series D, 4.50% (b)(e)	3,400	3,166,250
State Street Capital Trust IV, 1.27%, 6/01/67 (b)	60,845	49,892,900

		56,366,650
Commercial Banks — 2.9%
Barclays Bank PLC (a)(b)(e):
5.93%	2,125	2,151,563
7.43%	2,225	2,399,662
BNP Paribas SA, 7.20% (a)(b)(c)(e)	5,000	5,027,500
Credit Agricole SA, 8.38% (a)(b)(c)(e)	5,000	5,375,000
HSBC Capital Funding LP, 10.18% (a)(b)(c)(e)	11,835	17,042,400
M&T Capital Trust II, 8.28%, 6/01/27	4,540	4,630,800
Standard Chartered PLC, 7.01% (a)(b)(e)	5,000	5,100,000
Wells Fargo & Co., 5.85% (b)(e)	200	4,906,000

		46,632,925
Diversified Financial Services — 1.9%
General Electric Capital Corp., Series B, 6.25% (b)(c)(e)	9,100	9,464,000
JPMorgan Chase Capital XXI, Series U, 1.22%, 1/15/87 (b)	10,000	7,700,000
JPMorgan Chase Capital XXIII, 1.26%, 5/15/77 (b)(c)	17,745	13,663,650

		30,827,650
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(e)	7,430	7,104,938
PPL Capital Funding, Inc., 6.70%, 3/30/67 (b)	8,300	8,632,000

		15,736,938

Capital Trusts
Insurance — 9.6%
ACE Capital Trust II, 9.70%, 4/01/30 (c)	7,000	10,010,000
The Allstate Corp., 6.50%, 5/15/67 (b)(c)	10,400	11,206,000
AXA SA (a)(b)(e):
6.38%	4,900	4,875,500
6.46%	6,000	5,985,000
Bank One Capital III, 8.75%, 9/01/30 (c)	2,000	2,632,552
The Chubb Corp., 6.38%, 3/29/67 (b)(c)	7,400	8,010,500
Great-West Life & Annuity Insurance Co. Capital LP II, 7.15%, 5/16/46 (a)(b)(c)	500	517,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)	3,500	3,990,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	8,325	12,695,625
Lincoln National Corp., 7.00%, 5/17/66 (b)	9,005	9,275,150
MetLife, Inc., 6.40%, 12/15/66	9,775	10,166,000
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 3/15/72 (a)(b)(c)	4,800	5,328,000
Nippon Life Insurance Co., 5.00%, 10/18/42 (a)(b)(c)	10,675	10,666,396
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (a)(c)	12,000	13,606,524
Principal Life Insurance Co., 8.00%, 3/01/44 (a)(c)	2,500	2,644,422
Prudential Financial, Inc., 5.88%, 9/15/42 (b)	6,100	6,161,000
Prudential PLC, 6.50% (e)	6,000	6,022,500
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)	12,000	12,120,000
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)	4,000	3,950,244
Swiss Re Capital I LP, 6.85% (a)(b)(e)	4,450	4,661,375
XL Group PLC, Series E, 6.50% (b)(e)	1,920	1,886,400
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(c)	6,800	7,242,000

		153,652,688
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	4,400	4,818,000
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Operating LLC, 7.00%, 6/01/67 (b)	2,500	2,631,250
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (b)	9,325	10,397,375
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	9,400	9,867,321

		22,895,946

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)	USD	6,125	$7,013,125

Total Capital Trusts – 21.1%			337,943,922

Preferred Stocks	Shares
Auto Components — 0.2%
Dana Holding Corp., 4.00% (a)(g)		18,600	3,406,125
Capital Markets — 0.2%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)		162,450	3,853,314
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (a)		7,000	9,138,724
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (a)		15,143	18,507,585
Total Preferred Stocks – 2.2%			34,905,748

Trust Preferreds
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)(g)		495,620	12,946,180
Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%, 7/25/52		228,000	5,401,320
Total Trust Preferreds – 1.1%			18,347,500
Total Preferred Securities – 24.4%			391,197,170
Municipal Bonds
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Third Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,474,950
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31		10,000	11,914,900

Total Municipal Bonds – 1.1%			17,389,850

US Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 2.84%, 10/09/19 (c)(h)		3,945	3,313,141

US Treasury Obligations
US Treasury Bonds (c):
3.75%, 8/15/41		3,364	3,461,765
3.13%, 11/15/41		2,675	2,442,609
3.00%, 5/15/42		2,500	2,219,140
2.75%, 8/15/42		6,320	5,306,828
US Treasury Notes (c):
0.75%, 2/28/18		2,695	2,634,363
1.25%, 10/31/19		645	624,390

Total US Treasury Obligations – 1.0%			16,689,095
Total Long-Term Investments (Cost – $2,250,431,512) – 146.2%			2,343,787,450

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (i)(j)		6,304,099	6,304,099
Total Short-Term Securities (Cost – $6,304,099) – 0.4%			6,304,099

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Options Purchased	Value
(Cost – $528,965) – 0.0%	$585,262
Total Investments Before Options Written (Cost – $2,257,264,576*) – 146.6%	2,350,676,811

Options Written
(Premiums Received – $312,000) – (0.0)%	(294,087)
Total Investments, Net of Options Written – 146.6%	2,350,382,724
Liabilities in Excess of Other Assets – (46.6)%	(747,393,125)

Net Assets – 100.0%	$1,602,989,599

* As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$2,257,377,568

Gross unrealized appreciation	$127,265,715
Gross unrealized depreciation	(33,966,472)
Net unrealized appreciation	$93,299,243

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	$956,117	$5,518
Morgan Stanley & Co. LLC	$3,615,754	$(7,029)
Wells Fargo Securities, LLC	$875,000	—

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October31, 2012	Net Activity	Shares Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,652,656	4,651,443	6,304,099	$6,808

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	LIBOR	London Interbank Offered Rate
	FKA	Formerly Known As	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	USD	US Dollar

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013,

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	12/04/12	Open	$717,187	$718,819
Barclays Capital, Inc.	0.35%	12/04/12	Open	665,477	666,991
Barclays Capital, Inc.	0.35%	12/04/12	Open	293,860	294,529
Barclays Capital, Inc.	0.35%	12/04/12	Open	1,252,800	1,255,650
Barclays Capital, Inc.	0.35%	12/04/12	Open	1,027,200	1,029,537
Barclays Capital, Inc.	0.35%	12/04/12	Open	1,238,410	1,241,227
Barclays Capital, Inc.	0.35%	12/04/12	Open	2,288,430	2,293,636
Barclays Capital, Inc.	0.35%	12/04/12	Open	5,131,200	5,142,873
Barclays Capital, Inc.	0.35%	12/04/12	Open	1,363,903	1,367,006
Barclays Capital, Inc.	0.35%	12/04/12	Open	1,740,594	1,744,554
Barclays Capital, Inc.	0.35%	12/04/12	Open	2,878,785	2,885,334
Barclays Capital, Inc.	0.35%	12/04/12	Open	2,510,400	2,516,111
Barclays Capital, Inc.	0.35%	12/04/12	Open	4,705,170	4,715,874
Barclays Capital, Inc.	0.35%	12/04/12	Open	678,015	679,558
Barclays Capital, Inc.	0.35%	12/04/12	Open	557,095	558,362
Barclays Capital, Inc.	0.35%	12/04/12	Open	2,284,800	2,289,998
Barclays Capital, Inc.	0.35%	12/04/12	Open	4,648,560	4,659,135
UBS Securities LLC	(0.50)%	12/27/12	Open	2,053,725	2,047,735
UBS Securities LLC	0.10%	12/27/12	Open	6,975,150	6,979,219
UBS Securities LLC	0.25%	12/27/12	Open	2,768,512	2,772,549
UBS Securities LLC	0.32%	12/27/12	Open	1,201,500	1,203,743
UBS Securities LLC	0.32%	12/27/12	Open	8,560,000	8,575,979
UBS Securities LLC	0.34%	12/27/12	Open	4,715,000	4,724,351
UBS Securities LLC	0.34%	12/27/12	Open	11,492,250	11,515,043
UBS Securities LLC	0.34%	12/27/12	Open	9,441,250	9,459,975
UBS Securities LLC	0.34%	12/27/12	Open	11,047,125	11,069,035
UBS Securities LLC	0.34%	12/27/12	Open	6,220,725	6,233,063
UBS Securities LLC	0.34%	12/27/12	Open	4,326,075	4,334,655
UBS Securities LLC	0.34%	12/27/12	Open	706,250	707,651
UBS Securities LLC	0.34%	12/27/12	Open	1,298,375	1,300,950
UBS Securities LLC	0.34%	12/27/12	Open	952,000	953,888
UBS Securities LLC	0.35%	12/27/12	Open	11,625,000	11,648,734
UBS Securities LLC	0.35%	12/27/12	Open	4,825,000	4,834,851
UBS Securities LLC	0.35%	12/27/12	Open	21,971,250	22,056,298
UBS Securities LLC	0.35%	12/27/12	Open	11,349,000	11,372,171
UBS Securities LLC	0.35%	12/27/12	Open	6,111,438	6,123,916
UBS Securities LLC	0.35%	12/27/12	Open	1,140,000	1,142,328
UBS Securities LLC	0.35%	12/27/12	Open	3,306,250	3,313,000
UBS Securities LLC	0.36%	12/27/12	Open	7,820,075	7,836,497
UBS Securities LLC	0.37%	12/27/12	Open	2,856,000	2,862,164
Credit Suisse Securities (USA) LLC	0.35%	1/09/13	Open	18,617,625	18,654,550
Deutsche Bank Securities, Inc.	(1.00)%	1/09/13	Open	5,245,031	5,215,309
Credit Suisse Securities (USA) LLC	0.35%	1/14/13	Open	18,056,250	18,091,184
UBS Securities LLC	0.33%	1/17/13	Open	6,352,950	6,364,364
UBS Securities LLC	0.32%	1/18/13	Open	14,280,000	14,304,752

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.06%	1/19/13	Open	$3,442,012	$3,443,243
Credit Suisse Securities (USA) LLC	0.35%	1/29/13	Open	14,670,000	14,696,243
Citigroup Global Markets, Inc.	(0.38)%	1/31/13	Open	2,301,075	2,296,737
Credit Suisse Securities (USA) LLC	(0.25)%	2/13/13	Open	1,426,875	1,425,210
Credit Suisse Securities (USA) LLC	0.35%	2/22/13	Open	3,070,937	3,075,714
Credit Suisse Securities (USA) LLC	0.35%	2/25/13	Open	11,500,000	11,517,553
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	8,705,000	8,717,661
Deutsche Bank Securities, Inc.	(0.75)%	3/05/13	Open	1,494,575	1,489,936
UBS Securities LLC	0.35%	3/12/13	Open	6,132,500	6,140,907
UBS Securities LLC	0.55%	3/13/13	Open	2,061,777	2,057,739
BNP Paribas Securities Corp.	0.34%	3/21/13	Open	12,292,000	12,307,440
Credit Suisse Securities (USA) LLC	0.35%	3/28/13	Open	10,309,438	10,322,067
UBS Securities LLC	0.32%	3/28/13	Open	2,249,437	2,251,956
UBS Securities LLC	0.34%	3/28/13	Open	5,572,613	5,579,244
Barclays Capital, Inc.	0.35%	4/02/13	Open	6,163,125	6,170,315
Barclays Capital, Inc.	0.35%	4/02/13	Open	1,205,312	1,206,718
Barclays Capital, Inc.	0.35%	4/02/13	Open	2,858,194	2,861,529
Barclays Capital, Inc.	0.35%	4/02/13	Open	2,502,062	2,504,981
Barclays Capital, Inc.	0.35%	4/02/13	Open	2,054,850	2,057,247
Barclays Capital, Inc.	0.35%	4/02/13	Open	12,018,000	12,031,203
BNP Paribas Securities Corp.	0.05%	4/02/13	Open	2,490,625	2,492,299
BNP Paribas Securities Corp.	0.35%	4/02/13	Open	5,810,000	5,816,778
BNP Paribas Securities Corp.	0.37%	4/02/13	Open	582,647	583,366
BNP Paribas Securities Corp.	0.37%	4/02/13	Open	490,732	491,337
BNP Paribas Securities Corp.	0.37%	4/02/13	Open	5,475,000	5,481,809
BNP Paribas Securities Corp.	0.37%	4/02/13	Open	4,957,000	4,963,114
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	10,825,000	10,837,629
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,353,913	7,362,493
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,396,175	5,402,471
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,703,625	8,713,779
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,143,000	1,144,334

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	$7,339,594	$7,348,228
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,639,763	2,642,843
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	15,710,963	15,729,292
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,912,938	6,921,003
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	980,156	981,300
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,351,063	5,357,306
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,252,295	1,253,756
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,483,469	5,489,866
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	13,702,500	13,718,486
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,360,375	2,363,129
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,590,500	7,599,356
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,747,563	3,751,935
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,607,400	3,611,609
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,633,656	3,637,895
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,307,031	6,314,389
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	860,781	861,785
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,077,375	4,082,132
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,587,500	8,597,519
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	9,537,500	9,548,627
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,699,441	1,701,424
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	526,500	527,114
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,567,375	3,571,537
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,171,875	2,174,409
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	11,181,744	11,194,789
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,285,625	2,288,292
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,915,000	2,918,401

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities(USA) LLC	0.35%	4/02/13	Open	$6,173,719	$6,180,922
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	20,623,680	20,647,741
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,266,463	5,272,607
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,132,000	2,134,487
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,261,094	3,264,930
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	12,448,144	12,462,667
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,007,500	3,011,009
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,154,000	5,160,013
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,873,500	2,876,852
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	837,900	838,878
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,637,656	2,640,733
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	872,969	873,987
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,880,000	2,883,360
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,664,406	3,683,035
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	10,490,000	10,502,238
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,018,569	8,027,924
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	597,400	598,097
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,604,531	4,609,903
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,695,812	3,700,124
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	476,875	477,431
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,197,375	4,202,272
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	532,125	532,746
Deutsche Bank Securities, Inc.	(0.63)%	4/02/13	Open	1,344,200	1,341,400
Deutsche Bank Securities, Inc.	0.02%	4/02/13	Open	2,735,187	2,737,026
Deutsche Bank Securities, Inc.	0.03%	4/02/13	Open	653,062	653,128
BNP Paribas Securities Corp.	0.19%	4/12/13	Open	3,839,165	3,841,617

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2013 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.32%	4/12/13	Open	$6,936,000	$6,942,844
Deutsche Bank Securities, Inc.	(0.25)%	4/17/13	Open	2,107,500	2,106,022
Credit Suisse Securities (USA) LLC	0.35%	4/23/13	Open	7,076,875	7,083,755
Citigroup Global Markets, Inc.	(0.50)%	4/30/13	Open	1,862,500	1,860,120
Barclays Capital, Inc.	0.40%	5/02/13	Open	10,634,969	10,645,722
BNP Paribas Securities Corp.	0.33%	5/02/13	Open	5,707,000	5,711,761
Barclays Capital, Inc.	0.40%	5/31/13	Open	7,936,500	7,941,967
Barclays Capital, Inc.	0.40%	5/31/13	Open	14,160,000	14,169,755
Barclays Capital, Inc.	0.40%	5/31/13	Open	3,534,375	3,536,810
Barclays Capital, Inc.	0.40%	5/31/13	Open	3,071,250	3,073,366
Barclays Capital, Inc.	0.35%	6/24/13	Open	4,788,764	4,790,533
Barclays Capital, Inc.	0.35%	6/24/13	Open	881,003	881,328
Barclays Capital, Inc.	0.35%	6/24/13	Open	2,428,471	2,429,368
Credit Suisse Securities (USA) LLC	0.55%	7/11/13	Open	8,640,656	8,643,428
Barclays Capital, Inc.	0.40%	7/22/13	Open	15,015,000	15,016,668
Barclays Capital, Inc.	0.40%	7/22/13	Open	8,162,000	8,162,907
BNP Paribas Securities Corp.	0.05%	7/24/13	Open	5,340,400	5,340,452
BNP Paribas Securities Corp.	0.05%	7/24/13	Open	2,637,731	2,637,757
Deutsche Bank Securities, Inc.	0.34%	7/29/13	Open	6,375,000	6,375,181
Deutsche Bank Securities, Inc.	0.34%	7/31/13	Open	5,064,000	5,064,048
Deutsche Bank Securities, Inc.	0.34%	7/31/13	Open	10,868,000	10,868,103
Total				$784,828,499	$785,823,644

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of July 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
429	2-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	94,514,062	$13,089
3	US Long Bond	Chicago Board of Trade	September 2013	USD	402,188	(23,708)
(1,995)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	252,242,813	472,120
(185)	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	26,686,250	1,026,930
Total						$1,488,431

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 3,106,677	EUR	2,363,509	Citibank N.A.	8/22/13	$(37,824)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Over-the-counter interest rate swaptions purchased as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Pay	3-Month LIBOR	7/11/14	USD 8,300	$206,979
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-Month LIBOR	2/02/17	USD 8,000	378,283
Total								$585,262

•	Over-the-counter interest rate swaptions written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-Month LIBOR	2/02/17	USD 16,000	$(294,087)

•	Credit default swaps — buy protection outstanding as of July 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD 1,725	$(68,198)
Southwest Airlines Co.	1.00%	Goldman Sachs & Co.	12/20/16	USD 1,465	(64,612)
Southwest Airlines Co.	1.00%	Goldman Sachs & Co.	12/20/16	USD 2,535	(111,678)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	(179,742)
STMicroelectronics NV	1.00%	Barclays Bank PLC	6/20/17	EUR 1,500	(81,497)
Cigna Corp.	1.00%	Goldman Sachs & Co.	9/20/17	USD 4,500	(111,277)
Cigna Corp.	1.00%	Goldman Sachs & Co.	9/20/17	USD 2,800	(69,239)
General Dynamic Corp.	1.00%	Credit Suisse AG	9/20/17	USD 5,585	(48,028)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 2,800	(65,966)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(106,017)
Lockheed Martin Corp.	1.00%	Credit Suisse AG	9/20/17	USD 5,585	(112,079)
Northrop Grumman Corp.	1.00%	Credit Suisse AG	9/20/17	USD 4,715	(51,367)
Raytheon Co.	1.00%	Credit Suisse AG	9/20/17	USD 4,715	(45,213)
Viacom, Inc.	1.00%	Credit Suisse AG	9/20/17	USD 12,200	(242,917)
The Markit CDX North America Investment Grade Index, Version 20	1.00%	Morgan Stanley & Co. LLC	6/20/18	USD 80,000	57,493
Total					$(1,300,337)

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Credit default swaps — sold protection outstanding as of July 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse AG	6/20/17	BBB-	USD 2,425	$123,245
Anadarko Petroleum Corp.	1.00%	Morgan Stanley & Co. LLC	6/20/17	BBB-	USD 10	549
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD 994	53,908
Comcast Corp.	1.00%	Credit Suisse AG	9/20/17	A-	USD$12,200	259,723
United Health Group, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A	USD 2,800	79,733
United Health Group, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A	USD 4,500	128,142
Wellpoint, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD 2,800	75,008
Wellpoint, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD 4,500	120,549
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD 3,025	111,941
Total						$952,798

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of July 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearing House	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.44%[3]	3-month LIBOR	Chicago Mercantile	N/A	8/29/14	USD 56,600	$(57,917)
2.39%[4]	3-month LIBOR	Citigroup Global Markets, Inc.	N/A	6/20/23	USD 81,875	2,781,450
Total						$2,723,533

[3]	Trust pays the fixed rate and receives the floating rate.

[4]	Trust pays the floating rate and receives the fixed rate.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,309,768	$8,392,500	$15,702,268
Corporate Bonds	4,906,000	1,874,093,676	20,496,250	1,899,495,926
Preferred Securities	$16,799,494	374,397,676	—	391,197,170
Municipal Bonds	—	17,389,850	—	17,389,850
US Government Sponsored Agency Securities	—	3,313,141	—	3,313,141
US Treasury Obligations	—	16,689,095	—	16,689,095
Short-Term Securities	6,304,099	—	—	6,304,099
Options Purchased:
Interest Rate Contracts	—	585,262	—	585,262

Total	$28,009,593	$2,293,778,468	$28,888,750	$2,350,676,811

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,010,291	—	$1,010,291
Interest rate contracts	$1,512,139	2,781,450	—	4,293,589
Liabilities:
Credit contracts	—	(1,357,830)	—	(1,357,830)
Foreign currency exchange contracts	—	(37,824)	—	(37,824)
Interest rate contracts	(23,708)	(352,004)	—	(375,712)

Total	$1,488,431	$2,044,083	—	$3,532,514

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for centrally cleared swaps	$5,150,000	—	—	$5,150,000
Cash pledged for financial futures contracts	3,539,940	—	—	3,539,940
Cash pledged as collateral for swaps	600,000	—	—	600,000
Cash pledged as collateral for reverse repurchase agreements	3,265,000			3,265,000
Liabilities:
Cash received as collateral for swaps	—	$(100,000)	—	(100,000)
Reverse repurchase agreements	—	(785,823,644)	—	(785,823,644)

Total	$12,554,940	$(785,923,644)	—	$(773,368,704)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2012	$3,982,000	$8,192,550	$12,174,550
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	91,088	—	91,088
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	274,256	(186,300)	87,956
Purchases	4,045,156	12,490,000	16,535,156
Sales	—	—	—

Closing Balance, as of July 31, 2013	$8,392,500	$20,496,250	$28,888,750

[1]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $87,956.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2013	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

        Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

Date: September 24, 2013